Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	May 03, 2021	Apr. 29, 2021	Apr. 14, 2021	Apr. 04, 2021	Apr. 03, 2021	Apr. 03, 2021	Apr. 01, 2021	Jan. 08, 2021	Feb. 28, 2021	May 24, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021
Warrants exercised											15,450,693
Warrants exercise per share																$ 0.20
Stock Issued											$ 241,559			$ 372,990
Issuance of shares for services, shares											150,000
Share price											$ 0.0001			$ 0.09
Common Stock [Member]
Stock Issued											$ 15,450,693
Issuance of shares for services, shares														2,413,022
Issuance of common stock shares											30,048,199			9,961,301
Stock Repurchase
Subsequent Event [Member]
Warrants exercised						26,000			12,284,800
Warrants exercise per share					$ 0.20	$ 0.20			$ 0.20		$ 0.20
Issuance of shares for services, shares				67,000				3,000,000
Issuance of common stock shares							1,240,111		12,284,800	60,650		1,850,000
Share price								$ 0.10				$ 0.09
Stock Repurchase		1,850,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Issuance of shares for services, shares	343,506,971
Subsequent Event [Member] | Consulting Agreement [Member]
Issuance of common stock shares			1,500,000
Share price			$ 0.10
Warrant term			18 months
Subsequent Event [Member] | Private Placement Agreement [Member]
Warrants exercise per share	$ 0.20
Issuance of common stock shares	10,000,000
Share price	$ 0.10
Purchase price	$ 1,000,000
Subsequent Event [Member] | Common Stock [Member]
Stock Issued					$ 26,000